Promissory Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Promissory Notes Payable [Text Block]
8.             PROMISSORY NOTES PAYABLE

Promissory notes payable consists of the following:

	March 31, 2012	December 31, 2011*

Note payable to a turbine supplier, including interest at 6%, initially payable in April 2012 based on additional project financing and classified as current at December 31, 2011. In lieu of a refinancing, beginning May 2012, the note payable is payable through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project. The note payable has been classified as long-term at March 31, 2012 based on estimated payments from project cash flows.	$2,797,814	$2,759,190

Note payable to a construction subcontractor, including interest at 8%; paid in full March 2012	-	1,732,073

Note payable to a governmental entity, bearing no interest, paid in full in February 2012	-	84,800
Totals	$2,797,814	$4,576,063

Less current portion	(231,804)	(4,576,063)
Long-term portion	$2,566,010	$-

*Derived from December 31, 2011 audited financial statements

14.      PROMISSORY NOTES PAYABLE

Promissory notes payable consists of the following:

	December 31, 2011	December 31, 2010

Note payable to a construction subcontractor, including interest at 8%, secured by the Company’s rights in its Development and Construction Services Agreement from underlying project and guaranteed by Juhl Wind parent company. In 2011, the balance was converted to a note directly between the subcontractor and the project (see Note 6).	$-	$5,264,093

Note payable to a turbine supplier, including interest at 6%, payable April 2012; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project	2,759,190	2,628,063

Note payable to a construction subcontractor, including interest at 8%, payable upon 180 days of reaching the mechanical completion date as defined in the underlying balance of plant construction agreement; secured by Company’s rights in its Second Amended Development and Construction Services Agreement from underlying project. The note was paid in full March 2012.	1,732,073	2,435,852

Note payable to a governmental entity, bearing no interest, paid in full in February 2012	84,800	-
Totals	$4,576,063	$10,328,008

All amounts are classified as current liabilities on the balance sheet at December 31, 2011 and 2010.